Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated Useful Life (1) (Years)	Depreciation Rates (1) (%)	December 31,
			2019	2018
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$17,593	$15,324
Construction in progress	Not applicable		354	778
Other	2 - 45		2,519	2,356
Regulated:
Natural gas transmission facilities		1.25 - 7.13	18,076	17,312
Construction in progress	Not applicable	Not applicable	586	965
Other	5 - 45	0.00 - 33.33	2,382	1,926
Total property, plant, and equipment, at cost			41,510	38,661
Accumulated depreciation and amortization			(12,310)	(11,157)
Property, plant, and equipment — net			$29,200	$27,504
__________
(1)
Estimated useful life and depreciation rates are presented as of December 31, 2019. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]
The following table presents the significant changes to our ARO, of which $1.117 billion and $968 million are included in Regulatory liabilities, deferred income, and other with the remaining current portion in Accrued liabilities at December 31, 2019 and 2018, respectively.

	December 31,
	2019	2018
	(Millions)
Beginning balance	$1,032	$998
Liabilities incurred	15	21
Liabilities settled	(8)	(19)
Accretion expense	59	71
Revisions (1)	67	(39)
Ending balance	$1,165	$1,032
___________
(1)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2019 revisions reflect changes in removal cost estimates, decreases in the estimated remaining useful life of certain assets, increases in inflation rates, and decreases in the discount rates used in the annual review process. The 2018 revisions reflect changes in removal cost estimates, decreases in the estimated remaining useful life of certain assets, and increases in the discount rates used in the annual review process.